Note 25 - Financial Instruments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
25.	Financial instruments

Concentration of credit risk
The Company is subject to credit risk with respect to its cash and cash equivalents, accounts receivable, unbilled revenues, other receivables and advisor loans receivable. Concentrations of credit risk with respect to cash and cash equivalents are limited by the use of multiple large and reputable banks. Concentrations of credit risk with respect to receivables are limited due to the large number of entities comprising the Company's customer base and their dispersion across different service lines in various countries.

Foreign currency risk
Foreign currency risk is related to the portion of the Company's business transactions denominated in currencies other than US dollars. A significant portion of revenue is generated by the Company's Canadian, Australian, UK and Euro currency operations. The Company's head office expenses are incurred primarily in Canadian dollars which are hedged by Canadian dollar denominated revenue.

Fluctuations in foreign currencies impact the amount of total assets and liabilities that are reported for foreign subsidiaries upon the translation of these amounts into US dollars. In particular, the amount of cash, working capital, goodwill and intangibles held by these subsidiaries is subject to translation variance caused by changes in foreign currency exchange rates as of the end of each respective reporting period (the offset to which is recorded to accumulated other comprehensive income on the consolidated balance sheets).

Interest rate risk
The Company utilizes an interest rate risk management strategy that may
use interest rate hedging contracts from time to time. The Company's specific goals are to: (i) manage interest rate sensitivity by modifying the characteristics of its debt and (ii) lower the long-term cost of its borrowed funds.

In
April 2017,
the Company entered into interest rate swap agreements to convert the LIBOR floating interest rate on
$100,000
of US dollar denominated debt into a fixed interest rate of
1.897%
plus the applicable margin. The swaps have a maturity of
January 18, 2022.

In
December 2018,
the Company entered into additional interest rate swap agreements to convert the LIBOR floating interest rate on
$100,000
of US dollar denominated debt into a fixed interest rate of
2.7205%
plus the applicable margin. The swaps have a maturity of
April 30, 2023.

The swaps are being accounted for as cash flow hedges and are measured at fair value on the balance sheet. Gains or losses on the swaps, which are determined to be effective as hedges, are reported in other comprehensive income.

Fair values of financial instruments
The following table provides the financial assets and liabilities carried at fair value measured on a recurring basis as of
December 31, 2020:

	Carrying value at	Fair value measurements
	December 31, 2020	Level 1	Level 2	Level 3

Assets
Cash equivalents	$10,974	$10,974	$-	$-
Equity securities	3,983	3,847	136	-
Debt securities	9,940	-	9,940	-
Mortgage derivative assets	18,383	-	18,383	-
Warehouse receivables	232,207	-	232,207	-
Deferred Purchase Price on AR Facility	87,957	-	-	87,957
Total assets	$363,444	$14,821	$260,666	$87,957

Liabilities
Mortgage derivative liability	$7,062	$-	$7,062	$-
Interest rate swap liability	7,946		7,946
Contingent consideration liability	115,643	-	-	115,643
Total liabilities	$130,651	$-	$15,008	$115,643

There were
no
significant non-recurring fair value measurements recorded during the year ended
December 31, 2020
or
2019.

Cash equivalents
Cash equivalents include highly liquid investments with original maturities of less than three
months. Actively traded cash equivalents where a quoted price is readily available are classified as Level
1
in the fair value hierarchy.

Warehouse receivables
As at
December 31, 2020,
all of the Company's mortgage warehouse receivables were under commitment to be purchased by a GSE or by a qualifying investor. These assets are classified as Level
2
in the fair value hierarchy as a substantial majority of the inputs are readily observable.

Mortgage-related derivatives
The fair value of interest rate lock commitments and forward sale commitments are derivatives and considered Level
2
valuations. Fair value measurements for both interest rate lock commitments and forward sales commitment consider observable market data, particularly changes in interest rates. In the case of interest rate lock commitments, the fair value measurement also considers the expected net cash flows associated with the servicing of the loans or the fair value of MSRs. However, the Company has evaluated the impact of the fair value of the MSRs on the fair value of the derivatives and they do not
have a significant impact on the derivative fair values. The Company also considers the impact of counterparty non-performance risk when measuring the fair value of these derivatives. Given the credit quality of the Company's counterparties, the short duration of interest rate lock commitments and forward sales contracts and the Company's historical experience, the risk of nonperformance by the counterparties does not
have a significant impact on the determination of fair value.

AR Facility deferred purchase price (“DPP”)
The Company recorded a DPP under its AR Facility. The DPP represents the difference between the fair value of the Receivables sold and the cash purchase price and is recognized at fair value as part of the sale transaction. The DPP is remeasured each reporting period in order to account for activity during the period, including the seller's interest in any newly transferred Receivables, collections on previously transferred Receivables attributable to the DPP and changes in estimates for credit losses. Changes in the DPP attributed to changes in estimates for credit losses are expected to be immaterial, as the underlying Receivables are short-term and of high credit quality. The DPP is valued using Level
3
inputs, primarily discounted cash flows, with the significant inputs being discount rates ranging from
2.5%
to
5.0%
depending upon the aging of the Receivables. See note
16
for information on the AR Facility.

Changes in the fair value of the DPP comprises the following:

	2020	2019
Balance, January 1	$69,873	$-
Additions to DPP	68,017	100,252
Collections on DPP	(51,994)	(28,100)
Fair value adjustment	(142)	(465)
Foreign exchange and other	2,203	(1,814)
Balance, December 31	$87,957	$69,873

Contingent acquisition consideration
The inputs to the measurement of the fair value of contingent consideration related to acquisitions are Level
3
inputs. The fair value measurements were made using a discounted cash flow model; significant model inputs were expected future operating cash flows (determined with reference to each specific acquired business) and discount rates (which range from
2.1%
to
9.5%,
with a weighted average of
4.6%
). The wide range of discount rates is attributable to level of risk related to economic growth factors combined with the length of the contingent payment periods; and the dispersion was driven by unique characteristics of the businesses acquired and the respective terms for these contingent payments. A
2%
increase in the weighted average discount rate would reduce the fair value of contingent consideration by
$3,400.

Changes in the fair value of the contingent consideration liability comprises the following:

	2020	2019
Balance, January 1	$84,993	$93,865
Amounts recognized on acquisitions	23,717	-
Fair value adjustments (note 6)	23,393	10,849
Resolved and settled in cash	(17,249)	(19,665)
Other	788	(56)
Balance, December 31	$115,643	$84,993

Less: current portion	$5,802	$16,813
Non-current portion	$109,841	$68,180

The carrying amounts for cash, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate fair values due to the short maturity of these instruments, unless otherwise indicated. The inputs to the measurement of the fair value of non-current receivables, advisor loans and long-term debt are Level
3
inputs. The fair value measurements were made using a net present value approach; significant model inputs were expected future cash outflows and discount rates.

The following are estimates of the fair values for other financial instruments:

	December 31, 2020		December 31, 2019
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$14,989	$14,989	$16,678	$16,678
Advisor loans receivable (non-current)	42,900	42,900	48,283	48,283
Long-term debt (non-current)	215,081	215,081	372,281	372,281
Senior Notes	255,790	275,928	234,901	254,858
Convertible Notes	223,957	230,000	-	-

Other receivables include notes receivable from non-controlling interests and non-current income tax recoverable.